Summary of Significant Accounting Policies - Schedule of fair value of financial instruments that were measured at fair value on a recurring basis (Detail) - Fair Value, Recurring [Member] - ColdQuanta Inc dba Infleqtion [Member] - USD ($)
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	$ 70,838	$ 42,740	$ 36,092
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	1,425,000
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	70,838	42,740	36,092
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	1,425,000
Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	19,423	42,740	23,432
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	19,423	42,740	23,432
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0	0
Available-for-sale securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	51,415	0	12,660
Available-for-sale securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	51,415	0	12,660
Available-for-sale securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	0	0	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure	$ 0	0	0
Simple Agreement Future Equity [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	1,425
Simple Agreement Future Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	0
Simple Agreement Future Equity [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		0	0
Simple Agreement Future Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure		$ 0	$ 1,425